General and Administration Expenses	12 Months Ended
Dec. 31, 2024
General and Administration Expenses [Abstract]
General and Administration Expenses
8	General and Administration Expenses

	2024	2023

Legal and professional	9,910,704	6,795,869
Sales and marketing	3,125,116	3,855,029
Employees’ cost	2,957,573	2,741,321
Legal settlement*	2,041,928	Nil
Write-off of other receivables (Note 11)	272,257	Nil
Board fees and expenses	243,750	392,448
Office expenses	235,284	203,098
Insurance	189,568	895,157
Rent	13,651	2,836
(Reversal) / provision of expected credit loss on trade accounts receivables (Note 11)	(3,162,470)	18,202,132
Write-off of advances to contractor (Note 14)	Nil	15,006,262
SEC settlement charges (Note 16)	Nil	5,000,000
Write-off of trade accounts receivables (Note 11)	Nil	927,519
Others	47,550	54,015
	15,874,911	54,075,686

*	During 2024, the Company was unable to provide the allocated storage capacity by the agreed-upon date due to delays from another customer in taking his product. This resulted in a claim of USD 2,041,928, which was settled under a Settlement Agreement. This expense reflects the Company’s commitment to resolving operational challenges and maintaining strong customer relationships.